SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 102.2%
Apparel — 2.0%
Deckers Outdoor Corp.†	19,420	$ 18,279,269
On Holding AG, Class A†	684,628	24,222,139
		42,501,408
Beverages — 0.8%
Monster Beverage Corp.†	285,305	16,912,880
Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.†	61,958	25,899,064
Building Materials — 2.4%
Builders FirstSource, Inc.†	135,938	28,349,870
Vulcan Materials Co.	79,282	21,637,643
		49,987,513
Commercial Services — 3.6%
Block, Inc.†	521,124	44,076,668
CoStar Group, Inc.†	325,635	31,456,341
		75,533,009
Computers — 4.5%
Apple, Inc.	543,128	93,135,589
Cosmetics/Personal Care — 1.4%
e.l.f. Beauty, Inc.†	152,828	29,958,873
Distribution/Wholesale — 1.3%
Copart, Inc.†	451,696	26,162,232
Diversified Financial Services — 2.2%
Tradeweb Markets, Inc., Class A	436,381	45,457,809
Electronics — 1.1%
Flex, Ltd.†	797,448	22,814,987
Engineering & Construction — 0.8%
Fluor Corp.†	393,133	16,621,663
Entertainment — 2.7%
DraftKings, Inc., Class A†	759,968	34,510,147
Live Nation Entertainment, Inc.†	214,556	22,693,588
		57,203,735
Healthcare-Products — 6.7%
Danaher Corp.	80,003	19,978,349
Exact Sciences Corp.†	486,470	33,595,618
Inspire Medical Systems, Inc.†	81,246	17,450,829
Intuitive Surgical, Inc.†	93,102	37,156,077
Shockwave Medical, Inc.†	99,092	32,267,328
		140,448,201
Internet — 27.7%
Alphabet, Inc., Class A†	667,552	100,753,623
Amazon.com, Inc.†	1,005,158	181,310,400
Meta Platforms, Inc., Class A	251,286	122,019,456
Netflix, Inc.†	76,946	46,731,614
Pinterest, Inc., Class A†	990,720	34,348,262
Shopify, Inc., Class A†	226,540	17,482,092
Spotify Technology SA†	160,665	42,399,494
Uber Technologies, Inc.†	437,897	33,713,690
		578,758,631
Lodging — 0.7%
Las Vegas Sands Corp.	293,234	15,160,198
Media — 1.3%
Liberty Media Corp.-Liberty Formula One, Class C†	421,647	27,660,043
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.3%
Axon Enterprise, Inc.†	88,186	$ 27,591,636
Pharmaceuticals — 6.0%
Dexcom, Inc.†	221,145	30,672,811
Eli Lilly & Co.	122,103	94,991,250
		125,664,061
Pipelines — 0.6%
Cheniere Energy, Inc.	79,092	12,755,958
Private Equity — 1.0%
KKR & Co., Inc.	211,783	21,301,134
Retail — 2.1%
Lululemon Athletica, Inc.†	54,898	21,445,904
O'Reilly Automotive, Inc.†	20,034	22,615,982
		44,061,886
Semiconductors — 15.1%
Advanced Micro Devices, Inc.†	70,593	12,741,330
Broadcom, Inc.	48,709	64,559,396
Micron Technology, Inc.	236,493	27,880,160
NVIDIA Corp.	234,116	211,537,853
		316,718,739
Software — 15.6%
Adobe, Inc.†	78,314	39,517,244
Datadog, Inc., Class A†	173,093	21,394,295
Gitlab, Inc., Class A†	271,503	15,834,055
Magic Leap, Inc., Class A†(1)(2)	186	536
Microsoft Corp.	139,620	58,740,927
MongoDB, Inc.†	62,708	22,489,597
Salesforce, Inc.	195,385	58,846,054
ServiceNow, Inc.†	62,465	47,623,316
Snowflake, Inc., Class A†	135,813	21,947,381
Workday, Inc., Class A†	150,075	40,932,956
		327,326,361
Total Long-Term Investment Securities (cost $1,587,615,135)		2,139,635,610
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	4,875,000	4,875,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,905,000	4,905,000
BNP Paribas SA Joint Repurchase Agreement(3)	4,895,000	4,895,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,875,000	4,875,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	4,875,000	$ 4,875,000
Total Repurchase Agreements (cost $24,425,000)		24,425,000
TOTAL INVESTMENTS (cost $1,612,040,135)	103.4%	2,164,060,610
Other assets less liabilities	(3.4)	(70,225,558)
NET ASSETS	100.0%	$2,093,835,052
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$536	$2.88	0.0%
(3)	See Note 3 for details of Joint Repurchase Agreements.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$327,325,825	$—	$536	$327,326,361
Other Industries	1,812,309,249	—	—	1,812,309,249
Repurchase Agreements	—	24,425,000	—	24,425,000
Total Investments at Value	$2,139,635,074	$24,425,000	$536	$2,164,060,610
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.3%
Agriculture — 1.7%
Archer-Daniels-Midland Co.
2.90%, 03/01/2032	$ 4,810,000	$ 4,142,999
4.50%, 08/15/2033	3,996,000	3,866,872
Philip Morris International, Inc.
5.13%, 02/13/2031	2,190,000	2,175,644
5.25%, 02/13/2034	10,806,000	10,710,201
		20,895,716
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC
5.38%, 01/18/2034*	2,085,000	2,095,708
Banks — 6.1%
Bank of America Corp.
3.97%, 02/07/2030	2,645,000	2,506,516
5.82%, 09/15/2029	5,242,000	5,374,826
Bank of New York Mellon Corp.
4.97%, 04/26/2034	5,703,000	5,598,365
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,868,234
5.89%, 12/05/2034*	3,650,000	3,816,396
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	5,940,163
Credit Agricole SA
6.32%, 10/03/2029*	3,178,000	3,294,698
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	9,322,606
5.71%, 03/01/2030*	885,000	890,654
6.26%, 09/22/2026*	2,185,000	2,206,120
ING Groep NV
5.34%, 03/19/2030	1,870,000	1,865,431
Morgan Stanley
5.47%, 01/18/2035	2,280,000	2,300,380
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	8,289,749
5.10%, 11/21/2027*	5,155,000	5,196,615
UBS AG
5.65%, 09/11/2028	6,040,000	6,182,915
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,464,785
US Bancorp
7.50%, 06/01/2026	400,000	415,798
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,685,015
4.90%, 07/25/2033	2,845,000	2,741,605
6.30%, 10/23/2029	3,730,000	3,884,944
		76,845,815
Commercial Services — 0.4%
ERAC USA Finance LLC
5.20%, 10/30/2034*	1,995,000	1,989,108
Georgetown University
5.12%, 04/01/2053	1,000,000	1,013,617
University of Southern California
4.98%, 10/01/2053	2,155,000	2,169,850
		5,172,575
Diversified Financial Services — 0.7%
American Express Co.
5.04%, 05/01/2034	3,820,000	3,774,952
6.49%, 10/30/2031	340,000	364,317
BlackRock Funding, Inc.
5.25%, 03/14/2054	1,165,000	1,170,765
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
5.70%, 02/01/2030	$ 965,000	$ 973,238
7.15%, 10/29/2027	1,205,000	1,254,057
LSEG US Fin Corp.
5.30%, 03/28/2034*	1,425,000	1,433,988
		8,971,317
Electric — 1.2%
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,188,694
6.05%, 01/15/2038	2,400,000	2,542,278
Georgia Power Co.
5.25%, 03/15/2034	3,965,000	4,005,036
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	980,000	969,484
5.21%, 12/01/2049	1,185,000	1,177,529
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,150,599	985,381
1.94%, 05/15/2040	630,000	460,378
2.51%, 11/15/2043	365,000	251,003
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,617,597	3,499,430
		15,079,213
Healthcare-Services — 1.8%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	689,730
3.56%, 08/01/2027	2,700,000	2,569,500
4.30%, 07/01/2028	2,645,000	2,576,425
Children's Hospital
2.93%, 07/15/2050	1,135,000	731,331
CommonSpirit Health
5.21%, 12/01/2031	6,190,000	6,192,481
Dignity Health
3.81%, 11/01/2024	1,242,000	1,222,308
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,664,458
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	5,120,000	5,191,029
Sutter Health
2.29%, 08/15/2030	500,000	428,552
		23,265,814
Insurance — 2.2%
Athene Global Funding
5.58%, 01/09/2029*	7,170,000	7,216,565
GA Global Funding Trust
5.50%, 01/08/2029*	3,030,000	3,041,446
Metropolitan Life Global Funding I
3.45%, 12/18/2026*	1,330,000	1,278,132
5.15%, 03/28/2033*	3,295,000	3,298,705
New York Life Global Funding
5.00%, 01/09/2034*	7,745,000	7,662,311
RGA Global Funding
5.50%, 01/11/2031*	4,570,000	4,582,562
		27,079,721
Media — 0.2%
Comcast Corp.
5.50%, 05/15/2064	2,600,000	2,603,316
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.95%, 03/15/2031	2,400,000	2,417,127

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
5.35%, 03/15/2044	$ 455,000	$ 463,941
5.40%, 03/15/2054	525,000	540,379
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,649,000	1,696,447
		5,117,894
REITS — 1.5%
American Tower Trust #1
5.49%, 03/15/2028*	8,530,000	8,601,218
Prologis Targeted US Logistics Fund LP
5.25%, 04/01/2029*	880,000	877,477
Realty Income Corp.
5.13%, 02/15/2034	5,840,000	5,730,666
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,407,014
1.88%, 07/15/2050*	810,000	756,119
2.84%, 01/15/2050*	1,030,000	1,005,307
		18,377,801
Semiconductors — 0.5%
Intel Corp.
5.60%, 02/21/2054	3,972,000	4,047,062
KLA Corp.
4.95%, 07/15/2052	2,410,000	2,322,878
		6,369,940
Software — 0.1%
Intuit, Inc.
5.20%, 09/15/2033	1,004,000	1,022,548
5.50%, 09/15/2053	610,000	633,220
		1,655,768
Telecommunications — 0.3%
Cisco Systems, Inc.
5.05%, 02/26/2034	3,180,000	3,222,814
5.30%, 02/26/2054	1,095,000	1,124,002
		4,346,816
Total Corporate Bonds & Notes (cost $220,895,482)		217,877,414
ASSET BACKED SECURITIES — 4.0%
Auto Loan Receivables — 1.4%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	1,924,470	1,882,792
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	687,448	680,115
Series 2023-3, Class A2 6.40%, 03/20/2030*	4,120,000	4,183,016
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	773,309
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	670,909
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	5,545,000	5,568,438
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	1,050,818	1,052,482
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Wheels Fleet Lease Funding 1 LLC
Series 2023-2A, Class A 6.46%, 08/18/2038*	$ 2,820,000	$ 2,842,192
		17,653,253
Other Asset Backed Securities — 2.6%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	129,785	111,615
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	717,240	645,594
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,255,505
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,000,171
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,469,998	3,187,582
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,562,133	3,253,349
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	322,914	288,870
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	672,343	531,136
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,830,854
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	305,553	276,226
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,782,441
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	3,386,636	3,400,438
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	4,785,000	4,190,419
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	5,894,321
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	904,282	895,024
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	371,649	343,813
		32,887,358
Total Asset Backed Securities (cost $51,788,444)		50,540,611
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Commercial and Residential — 1.0%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	113,554	109,911

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Trust FRS
Series 2021-ARIA, Class B 6.74%, (TSFR1M+1.41%), 10/15/2036*	$ 3,975,000	$ 3,920,344
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,594,304	1,361,183
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	747,391	677,112
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	388,825	363,301
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	147,555	144,902
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	1,056,287
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	528,356	505,708
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	208,361	202,490
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,465,785	3,881,113
		12,222,351
U.S. Government Agency — 3.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,407,731
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,187,580
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-156, Class A2 4.43%, 02/25/2033(1)	3,010,000	2,954,185
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	597,410	564,092
Series 4142, Class PT 1.25%, 12/15/2027	466,623	440,616
Series 5170, Class DP 2.00%, 07/25/2050	4,272,254	3,600,996
Series 4654, Class KA 3.00%, 06/15/2045	2,093,204	1,964,403
Series 3967, Class ZP 4.00%, 09/15/2041	1,716,274	1,642,427
Series 4809, Class CZ 4.00%, 07/15/2048	1,540,474	1,427,899
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,906,413	5,548,443
Series 2019-3, Class MA 3.50%, 10/25/2058	844,787	791,186
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	406,042	382,170
Series 2012-103, Class HB 1.50%, 09/25/2027	1,240,895	1,176,663
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2020-27, Class HC 1.50%, 10/25/2049	$ 3,499,185	$ 2,719,342
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,378,741	1,204,924
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,687,582	3,274,861
Series 2019-6, Class GJ 3.00%, 02/25/2049	285,961	271,567
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 5.84%, (SOFR30A+0.51%), 10/25/2024	113,572	112,937
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,981,636	4,317,620
Series 2005-74, Class HA 7.50%, 09/16/2035	315	319
Series 2005-74, Class HB 7.50%, 09/16/2035	30,357	30,810
Series 2005-74, Class HC 7.50%, 09/16/2035	26,725	27,303
		42,048,074
Total Collateralized Mortgage Obligations (cost $59,409,697)		54,270,425
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.7%
U.S. Government — 37.9%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	384,661
1.88%, 02/15/2041	45,000	31,372
2.25%, 02/15/2052	1,427,100	938,708
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,427,582
2.75%, 08/15/2047 to 11/15/2047	5,488,500	4,102,796
2.88%, 08/15/2045 to 05/15/2052	19,961,900	15,211,323
3.38%, 08/15/2042	18,274,200	15,784,340
3.63%, 02/15/2053 to 05/15/2053	19,210,400	16,873,719
3.88%, 02/15/2043 to 05/15/2043	32,062,800	29,616,655
4.00%, 11/15/2042 to 11/15/2052	11,914,200	11,214,594
4.13%, 08/15/2053	8,998,900	8,648,787
4.25%, 02/15/2054	6,187,200	6,084,725
4.38%, 08/15/2043	9,089,100	8,981,167
4.50%, 02/15/2044	4,561,100	4,586,044
4.75%, 11/15/2043 to 11/15/2053	19,296,000	20,186,606
United States Treasury Notes
1.63%, 05/15/2031	35,000	29,496
2.88%, 04/30/2029	1,240,000	1,163,081
3.13%, 08/31/2027	16,464,000	15,815,730
3.25%, 06/30/2029	1,000,000	953,672
3.50%, 01/31/2028 to 04/30/2028	7,681,000	7,451,335
3.63%, 03/31/2028 to 05/31/2028	13,143,500	12,811,936
3.75%, 12/31/2028 to 12/31/2030	24,047,900	23,505,016
3.88%, 11/30/2027 to 11/30/2029	13,132,200	12,915,093
4.00%, 12/15/2025 to 02/15/2034	27,327,400	26,979,482
4.00%, 01/31/2029(2)	17,902,700	17,718,078
4.13%, 02/15/2027 to 03/31/2029	61,728,800	61,286,647
4.25%, 01/31/2026 to 02/28/2029	27,196,900	27,140,981
4.38%, 12/15/2026 to 11/30/2030	26,742,600	26,832,652
4.50%, 11/15/2025	1,185,000	1,179,677
4.63%, 02/28/2026 to 09/30/2028	24,192,400	24,396,793
4.75%, 07/31/2025	9,046,800	9,030,897
4.88%, 11/30/2025 to 10/31/2028	35,530,000	35,867,143
5.00%, 08/31/2025 to 10/31/2025	22,117,000	22,170,220
		475,321,008

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 29.8%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	$40,567,604	$ 32,585,514
2.50%, 10/01/2031 to 10/01/2051	28,507,416	24,256,805
3.00%, 11/01/2046 to 12/01/2046	15,491,071	13,663,101
4.00%, 09/01/2026 to 05/01/2049	3,578,822	3,394,824
4.50%, 01/01/2038 to 08/01/2052	8,823,562	8,487,935
5.00%, 11/01/2043 to 11/01/2053	24,771,156	24,227,509
5.50%, 01/01/2053 to 11/01/2053	22,965,532	22,883,042
6.00%, 12/01/2039 to 08/01/2053	5,211,288	5,260,388
6.50%, 11/01/2053	8,915,192	9,121,706
7.50%, 05/01/2027	148	149
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,912,237	3,998,674
2.00%, 04/01/2041 to 09/01/2051	37,175,145	29,883,056
2.50%, 03/01/2030 to 01/01/2052	30,338,547	25,598,574
3.00%, 05/01/2027 to 10/01/2051	14,845,621	13,024,493
3.01%, 12/01/2024	3,276,779	3,215,778
3.12%, 05/01/2033	2,421,489	2,235,975
3.50%, 06/01/2037 to 07/01/2051	16,652,024	15,226,942
4.00%, 09/01/2026 to 10/01/2052	11,580,769	10,977,373
4.50%, 11/01/2026 to 11/01/2052	13,789,229	13,483,782
5.00%, 08/01/2052 to 11/01/2053	8,067,306	7,874,049
5.50%, 03/01/2038 to 08/01/2053	8,405,479	8,378,990
6.00%, 09/01/2053	12,133,864	12,269,179
6.50%, 02/01/2038 to 10/01/2039	46,959	48,909
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	15,552,658	12,752,479
2.50%, 03/20/2051 to 12/20/2052	21,277,061	18,132,959
3.00%, 11/20/2049 to 03/20/2052	15,571,206	13,746,227
3.50%, 01/20/2052 to 07/20/2052	20,294,781	18,462,524
4.00%, 02/15/2041 to 08/20/2052	13,195,268	12,359,805
4.50%, 05/15/2040 to 08/20/2052	3,392,151	3,271,246
5.00%, 07/15/2033 to 04/15/2041	762,585	763,693
5.50%, 10/15/2032 to 04/15/2036	424,622	433,136
6.00%, 06/15/2028 to 06/15/2041	2,219,404	2,289,173
6.50%, 02/15/2027 to 05/15/2032	294,265	301,868
7.00%, 11/15/2031 to 11/15/2033	48,250	49,536
8.00%, 10/15/2029 to 03/15/2031	48,943	49,243
Uniform Mtg. Backed Securities
5.00%, April 30 TBA	2,150,000	2,097,676
		374,806,312
Total U.S. Government & Agency Obligations (cost $883,524,453)		850,127,320
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Diversified Financial Services — 0.2%
OMERS Finance Trust
4.00%, 04/20/2028*	1,810,000	1,761,196
Sovereign — 1.2%
Kingdom of Saudi Arabia
5.00%, 01/16/2034*	4,914,000	4,883,288
5.75%, 01/16/2054*	3,930,000	3,880,875
State of Israel
5.50%, 03/12/2034	3,865,000	3,814,175
5.75%, 03/12/2054	2,850,000	2,728,077
		15,306,415
Total Foreign Government Obligations (cost $17,087,177)		17,067,611
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 2.3%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	$ 70,000	$ 85,073
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	135,843	153,442
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	2,189,299	2,162,362
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	129,131
4.51%, 11/01/2051	650,000	597,280
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	629,348
Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	395,000	364,687
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,785,000	1,918,327
JobsOhio Beverage System Revenue Bonds
4.43%, 01/01/2033	1,710,000	1,693,043
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,087,792
5.37%, 05/01/2026	430,000	430,117
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	65,000	65,747
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,402,000	1,614,912
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	1,911,666	1,900,887
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,054,739
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,368,566
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	4,825,000	4,789,880
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,510,000	1,519,324
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	1,650,000	1,675,061
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	2,175,000	2,194,024

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
University of Michigan Revenue Bonds
2.56%, 04/01/2050	$ 1,250,000	$ 822,885
Total Municipal Securities (cost $29,844,798)		28,256,627
Total Long-Term Investment Securities (cost $1,262,550,051)		1,218,140,008
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,030,000	1,030,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	1,050,000	1,050,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,035,000	1,035,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,030,000	1,030,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	1,030,000	1,030,000
Total Repurchase Agreements (cost $5,175,000)		5,175,000
TOTAL INVESTMENTS (cost $1,267,725,051)	97.4%	1,223,315,008
Other assets less liabilities	2.6	32,844,717
NET ASSETS	100.0%	$1,256,159,725
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $166,323,431 representing 13.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
7	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	$802,469	$802,266	$(203)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$217,877,414	$—	$217,877,414
Asset Backed Securities	—	50,540,611	—	50,540,611
Collateralized Mortgage Obligations	—	54,270,425	—	54,270,425
U.S. Government & Agency Obligations	—	850,127,320	—	850,127,320
Foreign Government Obligations	—	17,067,611	—	17,067,611
Municipal Securities	—	28,256,627	—	28,256,627
Repurchase Agreements	—	5,175,000	—	5,175,000
Total Investments at Value	$—	$1,223,315,008	$—	$1,223,315,008
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$203	$—	$—	$203
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.5%
Aerospace/Defense — 2.9%
Airbus SE	10,600	$ 1,952,322
BAE Systems PLC	92,729	1,579,426
General Dynamics Corp.	4,853	1,370,924
		4,902,672
Apparel — 1.4%
adidas AG	6,828	1,524,842
Hermes International SCA	299	763,215
		2,288,057
Auto Manufacturers — 1.1%
BYD Co., Ltd.	20,500	528,025
Ferrari NV	817	356,094
Renault SA	19,806	999,902
		1,884,021
Banks — 3.6%
Axis Bank, Ltd. GDR	14,965	947,285
Goldman Sachs Group, Inc.	3,787	1,581,792
HSBC Holdings PLC	211,439	1,651,911
Mitsubishi UFJ Financial Group, Inc.	184,600	1,898,680
		6,079,668
Chemicals — 1.0%
Linde PLC	3,602	1,664,964
Commercial Services — 2.5%
Booz Allen Hamilton Holding Corp.	6,132	910,234
Localiza Rent a Car SA	104,592	1,140,306
RB Global, Inc.	12,605	960,066
S&P Global, Inc.	2,542	1,081,494
		4,092,100
Computers — 1.3%
Apple, Inc.	12,573	2,156,018
Cosmetics/Personal Care — 1.1%
Proya Cosmetics Co., Ltd., Class A	34,673	460,455
Unilever PLC	27,111	1,360,342
		1,820,797
Distribution/Wholesale — 1.1%
ITOCHU Corp.	24,000	1,025,129
LKQ Corp.	15,835	845,747
		1,870,876
Diversified Financial Services — 2.7%
Ares Management Corp., Class A	3,884	516,494
London Stock Exchange Group PLC	12,372	1,481,894
Visa, Inc., Class A	9,033	2,520,930
		4,519,318
Electric — 1.4%
PG&E Corp.	84,411	1,414,728
RWE AG	26,879	912,290
		2,327,018
Engineering & Construction — 0.7%
Larsen & Toubro, Ltd. GDR	24,297	1,100,654
Entertainment — 0.4%
Live Nation Entertainment, Inc.†	6,935	733,515
Gas — 0.8%
Atmos Energy Corp.	11,455	1,361,656
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.4%
Boston Scientific Corp.†	13,872	$ 950,093
Danaher Corp.	5,489	1,370,713
		2,320,806
Healthcare-Services — 1.8%
ICON PLC†	3,625	1,217,819
UnitedHealth Group, Inc.	3,688	1,824,453
		3,042,272
Home Builders — 0.8%
Lennar Corp., Class A	7,611	1,308,940
Home Furnishings — 0.7%
Sony Group Corp.	14,000	1,195,799
Household Products/Wares — 0.7%
Reckitt Benckiser Group PLC	19,062	1,085,547
Insurance — 0.7%
Prudential PLC	47,208	442,706
T&D Holdings, Inc.	42,200	724,102
		1,166,808
Internet — 9.2%
Alphabet, Inc., Class C†	27,404	4,172,533
Amazon.com, Inc.†	21,396	3,859,410
DoorDash, Inc., Class A†	6,920	953,022
Meta Platforms, Inc., Class A	6,055	2,940,187
Tencent Holdings, Ltd.	35,000	1,358,520
Uber Technologies, Inc.†	25,847	1,989,961
		15,273,633
Machinery-Diversified — 1.7%
Keyence Corp.	2,730	1,254,090
Westinghouse Air Brake Technologies Corp.	10,430	1,519,443
		2,773,533
Metal Fabricate/Hardware — 0.4%
Vallourec SACA†	36,704	681,087
Mining — 1.2%
Anglo American PLC	35,032	863,001
Rio Tinto PLC	17,524	1,109,655
		1,972,656
Miscellaneous Manufacturing — 0.7%
Siemens AG	6,537	1,248,000
Oil & Gas — 1.7%
ConocoPhillips	11,136	1,417,390
EOG Resources, Inc.	4,755	607,879
Reliance Industries, Ltd. GDR*	3,746	267,464
Reliance Industries, Ltd. GDR (LSE)*	6,424	458,674
		2,751,407
Oil & Gas Services — 0.7%
Schlumberger NV	21,489	1,177,812
Pharmaceuticals — 3.8%
AstraZeneca PLC	8,538	1,150,686
Eli Lilly & Co.	2,529	1,967,461
Merck & Co., Inc.	15,504	2,045,753
Novartis AG	12,455	1,206,623
		6,370,523
Pipelines — 0.6%
Targa Resources Corp.	8,308	930,413

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.5%
Partners Group Holding AG	601	$ 858,333
Retail — 2.0%
Chipotle Mexican Grill, Inc.†	389	1,130,734
Fast Retailing Co., Ltd.	3,701	1,152,498
Ross Stores, Inc.	7,408	1,087,198
		3,370,430
Semiconductors — 6.3%
ASML Holding NV	2,019	1,943,388
Micron Technology, Inc.	11,945	1,408,196
NVIDIA Corp.	3,629	3,279,019
ON Semiconductor Corp.†	17,729	1,303,968
Taiwan Semiconductor Manufacturing Co., Ltd.	103,000	2,507,132
		10,441,703
Software — 6.2%
Autodesk, Inc.†	4,983	1,297,673
Microsoft Corp.	13,081	5,503,438
Roper Technologies, Inc.	2,133	1,196,272
Salesforce, Inc.	7,480	2,252,826
		10,250,209
Telecommunications — 0.8%
Motorola Solutions, Inc.	3,823	1,357,089
Transportation — 0.6%
Canadian Pacific Kansas City, Ltd.	11,910	1,050,099
Total Common Stocks (cost $81,055,210)		107,428,433
CORPORATE BONDS & NOTES — 1.7%
Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026	$ 130,000	127,149
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	24,441
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	94,199
State Street Corp.
5.27%, 08/03/2026	55,000	55,296
Toronto-Dominion Bank
4.29%, 09/13/2024	100,000	99,409
5.10%, 01/09/2026	55,000	55,095
		455,589
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	50,321
Building Materials — 0.1%
Carrier Global Corp.
5.80%, 11/30/2025	110,000	110,730
Electric — 0.3%
Eversource Energy
4.20%, 06/27/2024	300,000	298,896
4.75%, 05/15/2026	25,000	24,741
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	45,000	45,193
Southern Co.
5.50%, 03/15/2029	80,000	81,521
		450,351
Security Description		Shares or Principal Amount	Value

Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026*		$ 80,000	$ 80,313
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024		115,000	114,850
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	14,055
5.25%, 02/15/2028		40,000	40,733
			54,788
Insurance — 0.0%
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	23,792
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	49,841
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	99,338
Discovery Communications LLC
3.90%, 11/15/2024		120,000	118,568
			217,906
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	124,200
Pharmaceuticals — 0.2%
Cigna Group
5.69%, 03/15/2026		120,000	119,934
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	149,793
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	74,220
			343,947
Pipelines — 0.1%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,547
Enbridge, Inc.
3.95%, 11/19/2024	CAD	250,000	183,055
			233,602
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	42,403
Retail — 0.0%
AutoZone, Inc.
6.25%, 11/01/2028		10,000	10,487
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	59,805
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028		80,000	70,847
5.54%, 02/20/2026		75,000	74,931
Cisco Systems, Inc.
4.80%, 02/26/2027		80,000	80,129

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.10%, 03/22/2028		$ 105,000	$ 94,528
			320,435
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024		145,000	140,988
Total Corporate Bonds & Notes (cost $2,986,792)			2,884,348
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.0%
U.S. Government — 12.7%
United States Treasury Bonds
1.38%, 11/15/2040		573,000	368,466
1.75%, 08/15/2041		1,806,000	1,218,768
2.00%, 08/15/2051		2,638,000	1,634,426
3.00%, 02/15/2048		803,500	628,456
3.13%, 11/15/2041		226,000	189,866
3.50%, 02/15/2039		260,000	238,865
3.75%, 08/15/2041		248,000	228,286
4.50%, 02/15/2036		173,000	179,954
5.00%, 05/15/2037		271,000	294,554
United States Treasury Notes
0.25%, 09/30/2025		1,150,000	1,074,666
0.38%, 01/31/2026		890,000	822,868
0.75%, 08/31/2026		641,000	585,939
1.25%, 08/15/2031		853,000	694,828
1.63%, 10/31/2026		1,028,000	956,883
2.25%, 08/15/2027		1,915,000	1,788,056
2.38%, 05/15/2029		141,000	128,987
2.63%, 05/31/2027		495,000	469,071
2.75%, 07/31/2027		501,000	475,793
3.50%, 09/15/2025		544,000	533,843
3.63%, 03/31/2028		1,333,000	1,299,467
3.88%, 11/30/2027(1)		2,178,000	2,142,778
3.88%, 08/15/2033		1,707,000	1,661,658
4.13%, 10/31/2027 to 11/15/2032		945,000	938,486
4.88%, 10/31/2028		2,359,000	2,418,251
United States Treasury Notes TIPS
1.75%, 01/15/2034		158,499	156,469
			21,129,684
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053		243,401	237,457
6.00%, 09/01/2053		331,069	334,065
			571,522
Total U.S. Government & Agency Obligations (cost $23,179,178)			21,701,206
FOREIGN GOVERNMENT OBLIGATIONS — 15.3%
Regional(State/Province) — 0.1%
New South Wales Treasury Corp.
4.25%, 02/20/2036	AUD	197,000	121,917
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	218,000	99,242
			221,159
Sovereign — 15.2%
Commonwealth of Australia
1.75%, 11/21/2032	AUD	251,000	137,614
1.75%, 06/21/2051	AUD	585,000	223,298
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
1.75%, 06/21/2051	AUD	94,000	$ 35,880
2.75%, 05/21/2041	AUD	257,000	136,939
3.25%, 04/21/2029	AUD	263,000	168,270
Federal Republic of Germany
Zero Coupon, 10/18/2024	EUR	331,000	350,200
1.00%, 05/15/2038	EUR	635,000	568,060
2.30%, 02/15/2033	EUR	402,000	435,211
2.40%, 10/19/2028	EUR	782,000	845,272
Government of Canada
0.50%, 12/01/2030	CAD	51,000	31,143
0.50%, 12/01/2030	CAD	69,000	42,135
2.00%, 06/01/2032	CAD	494,000	327,144
3.25%, 09/01/2028	CAD	211,000	153,865
3.50%, 08/01/2025	CAD	302,000	220,306
3.50%, 12/01/2045	CAD	254,000	190,261
3.75%, 04/26/2028		$ 225,000	219,331
Government of France
1.75%, 05/25/2066*	EUR	70,000	51,572
2.50%, 09/24/2026*	EUR	939,000	1,004,920
2.75%, 02/25/2029*	EUR	1,013,000	1,097,574
3.00%, 05/25/2033*	EUR	960,000	1,055,063
3.00%, 06/25/2049*	EUR	346,000	360,258
3.25%, 05/25/2055*	EUR	303,000	322,871
Government of France TIPS
0.60%, 07/25/2034*	EUR	129,016	139,686
Government of Japan
0.10%, 11/01/2025	JPY	32,550,000	214,968
0.10%, 12/20/2031	JPY	27,600,000	176,399
0.40%, 12/20/2049	JPY	166,300,000	813,220
0.40%, 03/20/2056	JPY	37,200,000	164,434
0.80%, 09/20/2047	JPY	53,850,000	301,781
1.00%, 03/20/2062	JPY	50,350,000	256,124
2.30%, 03/20/2040	JPY	209,800,000	1,605,501
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	23,953
3.52%, 04/20/2028	MYR	125,000	26,325
3.84%, 04/15/2033	MYR	70,000	14,783
4.13%, 04/15/2032	MYR	355,000	76,395
4.46%, 03/31/2053	MYR	144,000	31,703
4.76%, 04/07/2037	MYR	173,000	39,435
Government of New Zealand
2.75%, 05/15/2051	NZD	767,000	312,293
4.25%, 05/15/2034	NZD	109,000	63,289
4.25%, 05/15/2034	NZD	29,000	16,838
Government of Sweden
1.75%, 11/11/2033	SEK	655,000	57,913
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	296,000	293,004
2.85%, 10/22/2034*	EUR	248,000	266,876
3.45%, 06/22/2043*	EUR	123,000	136,680
3.50%, 06/22/2055*	EUR	93,000	102,731
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	96,681
Kingdom of Spain
1.90%, 10/31/2052*	EUR	173,000	127,788
2.50%, 05/31/2027	EUR	119,000	126,889
2.80%, 05/31/2026	EUR	703,000	754,743
3.25%, 04/30/2034*	EUR	505,000	549,167
3.45%, 07/30/2043*	EUR	258,000	271,671
3.50%, 05/31/2029	EUR	657,000	731,115
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	294,000	219,647
Zero Coupon, 01/15/2052*	EUR	92,000	48,976

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
2.50%, 01/15/2030*	EUR	250,000	$ 269,591
Norway Government Bond
3.00%, 08/15/2033*	NOK	246,000	21,606
3.00%, 08/15/2033*	NOK	294,000	25,822
Republic of Austria
1.50%, 02/20/2047*	EUR	134,000	108,670
2.10%, 09/20/2117*	EUR	17,000	14,140
2.90%, 02/20/2033*	EUR	134,000	145,694
3.45%, 10/20/2030*	EUR	175,000	197,093
Republic of Finland
0.13%, 04/15/2052*	EUR	35,000	18,030
2.88%, 04/15/2029*	EUR	99,000	107,866
3.00%, 09/15/2033*	EUR	94,000	103,154
Republic of Ireland
0.20%, 10/18/2030	EUR	67,000	62,048
1.30%, 05/15/2033	EUR	86,000	82,632
1.50%, 05/15/2050	EUR	59,000	46,352
Republic of Italy
2.45%, 09/01/2033*	EUR	579,000	570,470
2.80%, 03/01/2067*	EUR	66,000	53,819
3.10%, 03/01/2040*	EUR	53,000	51,351
3.50%, 02/15/2031*	EUR	251,000	272,904
3.80%, 08/01/2028	EUR	754,000	834,277
3.85%, 09/15/2026	EUR	975,000	1,068,391
4.10%, 02/01/2029	EUR	91,000	102,151
4.15%, 10/01/2039*	EUR	508,000	557,398
4.50%, 10/01/2053*	EUR	138,000	156,888
Republic of Poland
2.50%, 07/25/2027	PLN	191,000	44,003
5.75%, 04/25/2029	PLN	35,000	8,914
6.00%, 10/25/2033	PLN	286,000	74,476
Republic of Singapore
1.88%, 10/01/2051	SGD	65,000	38,047
2.38%, 06/01/2025	SGD	28,000	20,449
3.50%, 03/01/2027	SGD	74,000	55,220
State of Israel
1.30%, 04/30/2032	ILS	122,000	26,856
United Kingdom Gilt Treasury
0.88%, 07/31/2033	GBP	675,000	652,263
3.25%, 01/22/2044	GBP	229,000	245,793
3.75%, 01/29/2038	GBP	692,000	834,758
3.75%, 10/22/2053	GBP	376,000	423,266
4.00%, 10/22/2063	GBP	164,000	193,269
4.50%, 06/07/2028	GBP	610,000	786,695
United Kingdom Gilt Treasury TIPS
0.75%, 11/22/2033	GBP	113,743	149,929
United Mexican States
5.50%, 03/04/2027	MXN	761,700	41,172
5.75%, 03/05/2026	MXN	2,237,200	124,454
7.50%, 06/03/2027	MXN	5,360,700	304,727
7.50%, 05/26/2033	MXN	3,932,100	210,516
7.75%, 05/29/2031	MXN	384,900	21,274
8.00%, 07/31/2053	MXN	499,700	25,689
8.00%, 07/31/2053	MXN	576,900	29,658
			25,219,970
Total Foreign Government Obligations (cost $26,178,948)			25,441,129
Total Long-Term Investment Securities (cost $133,400,128)			157,455,116
Security Description		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Commercial Paper — 0.7%
Engie SA 5.31%, 05/09/2024*		$ 300,000	$ 298,146
General Motors Financial Co., Inc. 5.55%, 04/17/2024*		300,000	299,072
Intercontinental Exchange, Inc. 5.52%, 04/15/2024*		300,000	299,356
Sherwin-Williams Co. 5.40%, 04/30/2024*		300,000	298,507
			1,195,081
Sovereign — 1.6%
Government of Japan
Zero Coupon, 04/04/2024	JPY	117,450,000	775,861
Zero Coupon, 04/22/2024	JPY	41,000,000	270,840
Zero Coupon, 05/07/2024	JPY	74,550,000	492,464
Zero Coupon, 06/24/2024	JPY	166,250,000	1,098,203
			2,637,368
Total Short-Term Investments (cost $3,915,588)			3,832,449
REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities LLC Joint Repurchase Agreement(2)		705,000	705,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		715,000	715,000
BNP Paribas SA Joint Repurchase Agreement(2)		705,000	705,000
Deutsche Bank AG Joint Repurchase Agreement(2)		705,000	705,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		705,000	705,000
Total Repurchase Agreements (cost $3,535,000)			3,535,000
TOTAL INVESTMENTS (cost $140,850,716)		98.9%	164,822,565
Other assets less liabilities		1.1	1,810,005
NET ASSETS		100.0%	$166,632,570
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $10,798,851 representing 6.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
GDR—Global Depositary Receipt
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro Buxl 30 Year Bonds	June 2024	$ 143,476	$ 146,508	$ 3,032
3	Long	Euro-BOBL	June 2024	381,859	382,722	863
12	Long	U.S. Treasury 10 Year Notes	June 2024	1,323,749	1,329,562	5,813
12	Long	U.S. Treasury 5 Year Notes	June 2024	1,283,288	1,284,188	900
1	Long	U.S. Treasury Long Bonds	June 2024	119,239	120,437	1,198
						$11,806
						Unrealized (Depreciation)
3	Long	Australian 3 Year Bonds	June 2024	$ 209,035	$ 209,012	$ (23)
10	Long	U.S. Treasury 2 Year Notes	June 2024	2,046,615	2,044,844	(1,771)
9	Short	Australian 10 Year Bonds	June 2024	678,266	683,699	(5,433)
1	Short	Euro-BUND	June 2024	142,732	143,897	(1,165)
1	Short	Euro-OAT	June 2024	137,445	138,276	(831)
13	Short	Long Gilt	June 2024	1,612,585	1,639,810	(27,225)
15	Short	Mini-10 Year JGB	June 2024	1,441,946	1,443,123	(1,177)
13	Short	U.S. Treasury Ultra 10 Year Notes	June 2024	1,482,284	1,489,922	(7,638)
5	Short	U.S. Treasury Ultra Bonds	June 2024	634,974	645,000	(10,026)
						$(55,289)
		Net Unrealized Appreciation (Depreciation)				$(43,483)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	345,000	USD	69,052	04/02/2024	$ 264	$ —
	CAD	40,000	USD	29,446	04/03/2024	—	(85)
	CLP	66,000,000	USD	68,500	04/03/2024	1,139	—
	CNH	495,000	USD	68,741	04/03/2024	581	—
	CNH	344,000	USD	51,135	04/10/2024	3,763	—
	CNH	495,000	USD	68,437	05/08/2024	197	—
	EUR	13,000	USD	14,232	04/03/2024	207	—
	GBP	2,749,000	USD	3,476,479	04/03/2024	6,829	—
	JPY	25,438,000	USD	171,433	04/03/2024	3,367	—
	KRW	245,370,000	USD	186,619	04/03/2024	4,415	—
	MXN	570,000	USD	33,476	04/03/2024	—	(806)
	USD	14,028	BRL	70,000	04/02/2024	—	(71)
	USD	56,275	CLP	55,050,000	04/03/2024	—	(89)
	USD	68,311	CNH	495,000	04/03/2024	—	(151)
	USD	27,974	CZK	650,000	04/03/2024	—	(260)
	USD	333,581	KRW	441,370,000	04/03/2024	—	(5,834)
	USD	100,812	KRW	135,390,000	05/08/2024	—	(301)
	USD	103,110	NOK	1,093,000	04/03/2024	—	(2,433)
	USD	793	TWD	25,000	04/03/2024	—	(12)
	USD	99,123	ZAR	1,850,000	04/03/2024	—	(1,446)
						20,762	(11,488)
Bank of Montreal	GBP	26,000	USD	33,474	04/03/2024	658	—
Barclays Bank PLC	AUD	1,622,000	USD	1,055,809	04/03/2024	—	(1,167)
	AUD	1,469,000	USD	958,623	05/08/2024	387	—
	CAD	195,000	USD	144,183	04/03/2024	220	—
	CHF	96,000	USD	106,360	05/08/2024	—	(502)
	CZK	650,000	USD	27,805	04/03/2024	91	—
	DKK	628,000	USD	91,275	04/03/2024	443	—
	DKK	628,000	USD	91,356	05/08/2024	365	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	277,000	USD	302,294	04/03/2024	$ 3,453	$ —
	GBP	85,000	USD	107,635	04/03/2024	353	—
	ILS	205,000	USD	56,685	04/03/2024	928	—
	ILS	215,000	USD	58,816	05/08/2024	260	—
	JPY	29,600,000	USD	200,199	04/03/2024	4,635	—
	JPY	2,100,000	USD	13,956	05/08/2024	7	—
	NOK	350,000	USD	33,147	04/03/2024	908	—
	PLN	1,172,000	USD	293,916	04/03/2024	498	—
	PLN	411,000	USD	103,100	05/08/2024	232	—
	SEK	2,790,000	USD	269,328	04/03/2024	8,678	—
	USD	1,430,390	AUD	2,193,000	04/03/2024	—	(1,321)
	USD	277,994	AUD	426,000	05/08/2024	—	(112)
	USD	117,314	CHF	106,000	04/03/2024	222	—
	USD	91,198	DKK	628,000	04/03/2024	—	(366)
	USD	348,557	EUR	320,000	04/03/2024	—	(3,325)
	USD	134,253	EUR	124,000	05/08/2024	—	(288)
	USD	55,982	GBP	44,000	04/03/2024	—	(447)
	USD	13,891	GBP	11,000	05/08/2024	—	(5)
	USD	88,214	ILS	320,000	04/03/2024	—	(1,180)
	USD	420,775	JPY	63,000,000	04/03/2024	—	(4,541)
	USD	56,419	JPY	8,500,000	05/08/2024	42	—
	USD	41,463	NZD	68,000	04/03/2024	—	(836)
	USD	132,402	PLN	526,000	04/03/2024	—	(714)
	ZAR	530,000	USD	27,681	04/03/2024	—	(302)
	ZAR	530,000	USD	27,713	05/08/2024	—	(192)
						21,722	(15,298)
BNP Paribas SA	AUD	751,861	USD	494,373	04/03/2024	4,422	—
	CAD	150,000	USD	110,834	04/03/2024	93	—
	CAD	245,000	USD	180,992	05/08/2024	23	—
	CHF	220,000	USD	247,799	04/03/2024	3,856	—
	CHF	75,000	USD	83,433	05/08/2024	—	(52)
	CNH	117,000	USD	16,148	04/03/2024	37	—
	EUR	165,000	USD	179,948	04/03/2024	1,938	—
	GBP	345,000	USD	439,018	04/03/2024	3,577	—
	ILS	65,000	USD	18,067	04/03/2024	388	—
	JPY	93,434,000	USD	617,783	04/03/2024	474	—
	JPY	74,550,000	USD	512,744	05/07/2024	17,629	—
	JPY	539,746,000	USD	3,587,839	05/08/2024	2,613	—
	MXN	3,870,000	USD	229,644	04/03/2024	—	(3,109)
	MXN	940,000	USD	56,340	05/08/2024	114	—
	MYR	997,000	USD	209,820	04/03/2024	—	(604)
	NZD	263,000	USD	157,755	04/03/2024	626	—
	NZD	716,000	USD	429,615	05/08/2024	1,822	—
	SEK	585,000	USD	55,958	04/03/2024	1,306	—
	SEK	300,000	USD	28,327	05/08/2024	260	—
	USD	333,535	AUD	510,000	04/03/2024	—	(1,193)
	USD	221,836	CAD	300,000	04/03/2024	—	(354)
	USD	169,945	CHF	150,000	04/03/2024	—	(3,620)
	USD	16,631	CHF	15,000	05/08/2024	67	—
	USD	16,247	CNH	117,000	04/03/2024	—	(136)
	USD	16,177	CNH	117,000	05/08/2024	—	(48)
	USD	577,187	EUR	532,000	04/03/2024	—	(3,239)
	USD	112,374	EUR	104,000	05/08/2024	—	(16)
	USD	425,018	GBP	334,000	04/03/2024	—	(3,460)
	USD	112,439	GBP	89,000	05/08/2024	—	(86)
	USD	3,779,100	JPY	571,346,000	04/03/2024	—	(4,274)
	USD	634,016	JPY	95,384,000	05/08/2024	—	(435)
	USD	29,218	MXN	493,000	04/03/2024	433	—
	USD	125,669	NOK	1,330,000	04/03/2024	—	(3,162)
	USD	530,197	NZD	881,000	04/03/2024	—	(3,844)
	USD	172,772	NZD	288,000	05/08/2024	—	(699)
	USD	236,777	SEK	2,470,000	04/03/2024	—	(6,023)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	33,016	ZAR	620,000	04/03/2024	$ —	$ (281)
	ZAR	640,000	USD	33,462	04/03/2024	—	(329)
						39,678	(34,964)
Canadian Imperial Bank of Commerce	CAD	1,459,000	USD	1,075,233	04/03/2024	—	(1,909)
	USD	175,398	CAD	238,000	04/03/2024	311	—
						311	(1,909)
Citibank, N.A.	AUD	151,000	USD	98,616	04/03/2024	217	—
	CAD	126,000	USD	93,151	05/08/2024	82	—
	CNH	100,000	USD	13,887	04/03/2024	117	—
	CNH	100,000	USD	13,826	05/08/2024	40	—
	EUR	104,000	USD	112,717	04/03/2024	516	—
	JPY	16,800,000	USD	112,466	04/03/2024	1,470	—
	NZD	70,000	USD	43,219	04/03/2024	1,398	—
	USD	43,137	AUD	65,000	04/03/2024	—	(780)
	USD	21,543	AUD	33,000	05/08/2024	—	(16)
	USD	13,801	CNH	100,000	04/03/2024	—	(31)
	USD	151,118	EUR	139,000	04/03/2024	—	(1,157)
	USD	15,407	MXN	260,000	04/03/2024	230	—
	USD	54,292	NZD	89,000	04/03/2024	—	(1,118)
	USD	101,882	SEK	1,040,000	04/03/2024	—	(4,723)
						4,070	(7,825)
Commonwealth Bank of Australia Sydney	JPY	41,000,000	USD	280,287	04/22/2024	8,618	—
Credit Agricole SA	CNH	192,000	USD	26,662	04/03/2024	224	—
	CNH	192,000	USD	26,545	05/08/2024	76	—
	USD	26,497	CNH	192,000	04/03/2024	—	(59)
	USD	48,716	CNH	344,000	04/10/2024	—	(1,345)
	USD	13,978	JPY	2,100,000	05/08/2024	—	(29)
						300	(1,433)
Deutsche Bank AG	AUD	20,000	USD	13,051	04/03/2024	18	—
	CZK	650,000	USD	28,068	04/03/2024	354	—
	EUR	312,000	USD	337,696	04/03/2024	1,095	—
	EUR	14,241,000	USD	15,430,451	05/08/2024	45,062	—
	GBP	11,000	USD	14,011	04/03/2024	127	—
	JPY	5,100,000	USD	33,787	04/03/2024	91	—
	MYR	997,000	USD	211,350	05/08/2024	2,148	—
	SEK	430,000	USD	41,635	04/03/2024	1,463	—
	USD	55,199	AUD	85,000	05/08/2024	247	—
	USD	33,354	CHF	30,000	05/08/2024	40	—
	USD	15,408,762	EUR	14,241,000	04/03/2024	—	(44,861)
	USD	306,637	EUR	283,000	05/08/2024	—	(895)
	USD	1,379	HUF	500,000	04/03/2024	—	(9)
	USD	210,871	MYR	997,000	04/03/2024	—	(448)
	USD	80,817	NOK	850,000	04/03/2024	—	(2,523)
	USD	107,213	PLN	426,000	04/03/2024	—	(561)
	USD	14,403	SEK	150,000	04/03/2024	—	(389)
	USD	34,025	SEK	360,000	05/08/2024	—	(345)
	ZAR	530,000	USD	28,350	04/03/2024	367	—
						51,012	(50,031)
Goldman Sachs International	AUD	85,000	USD	56,300	04/03/2024	910	—
	BRL	345,000	USD	69,210	04/02/2024	422	—
	CHF	100,000	USD	114,275	04/03/2024	3,392	—
	CHF	65,000	USD	72,442	05/08/2024	88	—
	CLP	13,200,000	USD	13,482	04/03/2024	10	—
	CLP	24,150,000	USD	24,588	05/08/2024	—	(34)
	CNH	741,000	USD	102,234	04/03/2024	199	—
	EUR	278,000	USD	304,352	04/03/2024	4,431	—
	EUR	235,000	USD	254,291	05/08/2024	407	—
	GBP	22,000	USD	27,945	04/03/2024	177	—
	GBP	44,000	USD	55,595	05/08/2024	49	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	ILS	50,000	USD	13,739	04/03/2024	$ 140	$ —
	JPY	22,500,000	USD	152,108	04/03/2024	3,453	—
	JPY	2,100,000	USD	13,955	05/08/2024	6	—
	KRW	507,354,000	USD	379,960	04/03/2024	3,216	—
	KRW	10,944,000	USD	8,114	05/08/2024	—	(11)
	MXN	1,840,000	USD	109,787	04/03/2024	—	(875)
	NOK	2,410,000	USD	230,748	04/03/2024	8,761	—
	NOK	730,000	USD	67,439	05/08/2024	138	—
	SEK	350,000	USD	34,409	04/03/2024	1,711	—
	TWD	25,000	USD	791	04/03/2024	10	—
	USD	33,084	AUD	50,000	04/03/2024	—	(501)
	USD	13,062	AUD	20,000	05/08/2024	—	(16)
	USD	69,052	BRL	345,000	04/02/2024	—	(264)
	USD	68,997	BRL	345,000	05/03/2024	—	(422)
	USD	28,188	CHF	25,000	04/03/2024	—	(467)
	USD	24,623	CLP	24,150,000	04/03/2024	25	—
	USD	24,495	CLP	24,100,000	05/08/2024	75	—
	USD	102,907	CNH	741,000	04/03/2024	—	(873)
	USD	102,417	CNH	741,000	05/08/2024	—	(264)
	USD	66,992	EUR	62,000	05/08/2024	—	(10)
	USD	33,432	GBP	26,000	04/03/2024	—	(616)
	USD	101,280	JPY	15,000,000	04/03/2024	—	(2,176)
	USD	109,710	JPY	16,500,000	05/08/2024	—	(110)
	USD	233,987	KRW	311,354,000	04/03/2024	—	(2,785)
	USD	260,759	KRW	351,640,000	05/08/2024	292	—
	USD	170,150	NOK	1,792,000	04/03/2024	—	(5,087)
	USD	414,184	NZD	687,000	04/03/2024	—	(3,735)
	USD	112,100	SEK	1,160,000	04/03/2024	—	(3,729)
	USD	33,234	ZAR	630,000	04/03/2024	29	—
	ZAR	1,910,000	USD	100,497	04/03/2024	—	(348)
						27,941	(22,323)
HSBC Bank PLC	GBP	2,945,000	USD	3,714,866	05/08/2024	—	(2,879)
	USD	3,714,234	GBP	2,945,000	04/03/2024	2,797	—
						2,797	(2,879)
JPMorgan Chase Bank, N.A.	AUD	76,000	USD	49,449	04/03/2024	—	(77)
	CAD	155,000	USD	114,239	04/03/2024	—	(193)
	CHF	215,000	USD	246,085	04/03/2024	7,686	—
	CNH	1,265,000	USD	175,224	04/03/2024	1,036	—
	CNH	415,000	USD	57,360	05/08/2024	149	—
	EUR	601,000	USD	654,098	04/03/2024	5,709	—
	EUR	13,000	USD	14,049	05/08/2024	4	—
	GBP	100,000	USD	126,736	04/03/2024	521	—
	JPY	25,100,000	USD	169,964	04/03/2024	4,130	—
	JPY	166,250,000	USD	1,136,949	06/24/2024	24,732	—
	MXN	4,020,000	USD	237,778	04/03/2024	—	(3,997)
	MXN	1,130,000	USD	67,349	05/08/2024	—	(242)
	NOK	510,000	USD	48,567	04/03/2024	1,590	—
	NOK	720,000	USD	67,068	05/08/2024	689	—
	NZD	80,000	USD	48,699	04/03/2024	903	—
	NZD	25,000	USD	15,025	05/08/2024	88	—
	SEK	3,150,000	USD	305,018	04/03/2024	10,735	—
	SEK	360,000	USD	34,156	05/08/2024	476	—
	SGD	162,000	USD	120,495	04/03/2024	512	—
	SGD	267,000	USD	198,761	05/08/2024	691	—
	USD	81,387	AUD	125,000	04/03/2024	69	—
	USD	55,280	CAD	75,000	04/03/2024	90	—
	USD	14,736	CAD	20,000	05/08/2024	37	—
	USD	422,831	CHF	375,000	04/03/2024	—	(7,019)
	USD	16,678	CHF	15,000	05/08/2024	19	—
	USD	175,316	CNH	1,265,000	04/03/2024	—	(1,128)
	USD	428,753	EUR	395,000	04/03/2024	—	(2,607)
	USD	336,688	GBP	264,000	04/03/2024	—	(3,481)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	107,490	GBP	85,000	05/08/2024	$ —	$ (187)
	USD	140,414	MXN	2,370,000	04/03/2024	2,124	—
	USD	207,074	NOK	2,180,000	04/03/2024	—	(6,273)
	USD	66,905	NOK	720,000	05/08/2024	—	(527)
	USD	82,388	NZD	135,000	04/03/2024	—	(1,732)
	USD	187,030	SEK	1,960,000	04/03/2024	—	(3,921)
	USD	198,454	SGD	267,000	04/03/2024	—	(704)
						61,990	(32,088)
Merrill Lynch International	USD	55,470	BRL	275,000	04/02/2024	—	(639)
Morgan Stanley & Co. International PLC	AUD	190,000	USD	123,513	04/03/2024	—	(300)
	AUD	50,000	USD	32,666	05/08/2024	50	—
	CHF	25,000	USD	28,241	04/03/2024	521	—
	CHF	70,000	USD	77,689	05/08/2024	—	(231)
	CNH	194,000	USD	26,773	04/03/2024	60	—
	EUR	14,613,000	USD	15,827,051	04/03/2024	61,817	—
	GBP	11,000	USD	14,009	04/03/2024	125	—
	JPY	533,624,000	USD	3,562,779	04/03/2024	37,179	—
	JPY	10,200,000	USD	67,752	05/08/2024	—	(1)
	MXN	3,498,000	USD	207,054	04/03/2024	—	(3,326)
	NZD	1,992,000	USD	1,214,890	04/03/2024	24,769	—
	PLN	115,000	USD	29,325	04/03/2024	534	—
	PLN	115,000	USD	28,817	05/08/2024	34	—
	SEK	150,000	USD	14,251	04/03/2024	238	—
	SGD	105,000	USD	78,468	04/03/2024	701	—
	USD	75,920	AUD	115,000	04/03/2024	—	(980)
	USD	34,244	CHF	30,000	04/03/2024	—	(979)
	USD	16,695	CHF	15,000	05/08/2024	2	—
	USD	26,941	CNH	194,000	04/03/2024	—	(227)
	USD	26,818	CNH	194,000	05/08/2024	—	(73)
	USD	28,171	CZK	660,000	04/03/2024	—	(31)
	USD	831,787	EUR	767,000	04/03/2024	—	(4,309)
	USD	47,203	GBP	37,000	04/03/2024	—	(503)
	USD	84,471	GBP	67,000	05/08/2024	110	—
	USD	843,114	JPY	126,034,000	04/03/2024	—	(10,420)
	USD	127,116	JPY	19,100,000	05/08/2024	—	(246)
	USD	100,363	MXN	1,690,000	04/03/2024	1,278	—
	USD	210,145	NZD	345,000	04/03/2024	—	(4,025)
	USD	29,884	NZD	50,000	05/08/2024	—	(10)
	USD	33,229	SEK	340,000	04/03/2024	—	(1,465)
	USD	39,442	ZAR	752,000	04/03/2024	262	—
	ZAR	242,000	USD	12,526	04/03/2024	—	(251)
	ZAR	482,000	USD	25,423	05/08/2024	46	—
						127,726	(27,377)
Natwest Markets PLC	USD	84,920	NOK	902,000	04/03/2024	—	(1,837)
	USD	33,560	NZD	55,000	04/03/2024	—	(700)
						—	(2,537)
Royal Bank of Canada	AUD	7,139	USD	4,648	04/03/2024	—	(3)
	CAD	153,000	USD	112,585	04/03/2024	—	(371)
	CAD	1,459,000	USD	1,074,155	05/08/2024	—	(3,529)
	CNH	176,000	USD	24,444	04/03/2024	209	—
	CNH	176,000	USD	24,337	05/08/2024	73	—
	EUR	31,000	USD	33,663	04/03/2024	219	—
	EUR	62,000	USD	67,200	05/08/2024	218	—
	HUF	500,000	USD	1,368	04/03/2024	—	(2)
	JPY	12,500,000	USD	82,914	04/03/2024	328	—
	MXN	570,000	USD	33,673	04/03/2024	—	(608)
	USD	1,088,432	CAD	1,479,000	04/03/2024	3,475	—
	USD	112,643	CAD	153,000	05/08/2024	370	—
	USD	24,291	CNH	176,000	04/03/2024	—	(56)
	USD	56,005	CZK	1,300,000	04/03/2024	—	(578)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	33,309	GBP	26,000	04/03/2024	$ —	$ (493)
	USD	66,642	MXN	1,120,000	04/03/2024	718	—
	USD	29,085	PLN	115,000	04/03/2024	—	(294)
						5,610	(5,934)
Societe Generale	CNH	174,000	USD	24,013	04/03/2024	54	—
	CZK	650,000	USD	27,903	04/03/2024	189	—
	MXN	1,014,000	USD	59,773	04/03/2024	—	(1,212)
	SEK	350,000	USD	34,200	04/03/2024	1,502	—
	USD	33,143	AUD	50,000	04/03/2024	—	(561)
	USD	16,704	CHF	15,000	04/03/2024	—	(72)
	USD	24,168	CNH	174,000	04/03/2024	—	(209)
	USD	24,055	CNH	174,000	05/08/2024	—	(67)
	USD	28,806	SEK	300,000	04/03/2024	—	(779)
						1,745	(2,900)
Standard Chartered Bank	CNH	91,000	USD	12,637	04/03/2024	106	—
	CNH	91,000	USD	12,582	05/08/2024	37	—
	GBP	118,000	USD	149,974	04/03/2024	1,040	—
	HKD	615,000	USD	79,173	04/12/2024	573	—
	HKD	605,000	USD	77,796	05/09/2024	409	—
	SGD	20,000	USD	14,904	05/08/2024	67	—
	USD	12,559	CNH	91,000	04/03/2024	—	(28)
	USD	56,077	GBP	44,000	04/03/2024	—	(543)
						2,232	(571)
State Street Bank & Trust Company	AUD	137,000	USD	89,173	04/03/2024	—	(103)
	CHF	10,000	USD	11,306	04/03/2024	218	—
	CNY	282,000	USD	39,161	04/03/2024	52	—
	CNY	282,000	USD	38,988	05/08/2024	—	(595)
	EUR	93,000	USD	101,200	04/03/2024	867	—
	EUR	31,000	USD	33,695	05/08/2024	204	—
	GBP	148,000	USD	189,379	04/03/2024	2,580	—
	JPY	16,800,000	USD	113,864	04/03/2024	2,868	—
	NOK	360,000	USD	34,288	04/03/2024	1,128	—
	NZD	50,000	USD	30,445	04/03/2024	573	—
	USD	26,102	AUD	40,000	04/03/2024	—	(36)
	USD	29,562	CAD	40,000	04/03/2024	—	(31)
	USD	170,364	CHF	150,000	04/03/2024	—	(4,040)
	USD	33,363	CHF	30,000	05/08/2024	31	—
	USD	38,919	CNY	282,000	04/03/2024	191	—
	USD	101,065	EUR	93,000	04/03/2024	—	(732)
	USD	108,488	GBP	86,000	05/08/2024	78	—
	USD	83,531	JPY	12,400,000	04/03/2024	—	(1,605)
	USD	56,441	JPY	8,500,000	05/08/2024	20	—
	USD	271,993	MXN	4,607,000	04/03/2024	5,085	—
	USD	118,835	NZD	195,000	04/03/2024	—	(2,332)
	USD	55,668	PLN	220,000	04/03/2024	—	(589)
	USD	33,727	SEK	350,000	04/03/2024	—	(1,029)
						13,895	(11,092)
Toronto Dominion Bank	CHF	10,000	USD	11,308	04/03/2024	219	—
	EUR	78,000	USD	84,848	04/03/2024	697	—
	JPY	26,684,000	USD	177,416	04/03/2024	1,118	—
	JPY	117,450,000	USD	837,619	04/04/2024	61,520	—
	NOK	6,021,000	USD	564,641	04/03/2024	10,042	—
	NOK	449,000	USD	41,708	05/08/2024	313	—
	SEK	565,000	USD	53,322	04/03/2024	538	—
	SEK	600,000	USD	56,705	05/08/2024	572	—
	USD	55,714	AUD	85,000	04/03/2024	—	(324)
	USD	14,738	CAD	20,000	04/03/2024	28	—
	USD	141,327	NOK	1,504,000	04/03/2024	—	(2,792)
	USD	230,831	NOK	2,485,000	05/08/2024	—	(1,734)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	56,625	SEK	600,000	04/03/2024	$ —	$ (571)
	USD	53,397	SEK	565,000	05/08/2024	—	(539)
						75,047	(5,960)
UBS AG	AUD	185,000	USD	121,312	04/03/2024	757	—
	CHF	331,000	USD	376,271	04/03/2024	9,248	—
	CNH	97,000	USD	13,471	04/03/2024	114	—
	CNH	97,000	USD	13,411	05/08/2024	39	—
	CZK	660,000	USD	28,467	04/03/2024	327	—
	EUR	46,000	USD	50,335	04/03/2024	708	—
	GBP	168,000	USD	212,706	04/03/2024	665	—
	MXN	13,416,000	USD	781,412	04/03/2024	—	(25,465)
	MXN	18,258,000	USD	1,089,753	05/08/2024	—	(2,351)
	USD	68,268	CHF	60,000	04/03/2024	—	(1,738)
	USD	13,386	CNH	97,000	04/03/2024	—	(29)
	USD	67,760	EUR	62,000	04/03/2024	—	(871)
	USD	80,655	GBP	63,000	04/03/2024	—	(1,139)
	USD	67,665	JPY	9,900,000	04/03/2024	—	(2,256)
	USD	1,095,787	MXN	18,258,000	04/03/2024	2,302	—
						14,160	(33,849)
Westpac Banking Corp.	AUD	103,000	USD	67,748	04/03/2024	628	—
	USD	62,428	AUD	95,000	04/03/2024	—	(521)
	USD	67,828	EUR	62,000	04/03/2024	—	(939)
	USD	67,639	JPY	9,900,000	04/03/2024	—	(2,231)
						628	(3,691)
Unrealized Appreciation (Depreciation)						$480,902	$(274,788)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$107,428,433	$—	$—	$107,428,433
Corporate Bonds & Notes	—	2,884,348	—	2,884,348
U.S. Government & Agency Obligations	—	21,701,206	—	21,701,206
Foreign Government Obligations	—	25,441,129	—	25,441,129
Short-Term Investments	—	3,832,449	—	3,832,449
Repurchase Agreements	—	3,535,000	—	3,535,000
Total Investments at Value	$107,428,433	$57,394,132	$—	$164,822,565
Other Financial Instruments:†
Futures Contracts	$11,806	$—	$—	$11,806
Forward Foreign Currency Contracts	—	480,902	—	480,902
Total Other Financial Instruments	$11,806	$480,902	$—	$492,708
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$55,289	$—	$—	$55,289
Forward Foreign Currency Contracts	—	274,788	—	274,788
Total Other Financial Instruments	$55,289	$274,788	$—	$330,077
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of March 31, 2024 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2024 — (unaudited) — (continued)

reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.
    Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2024 — (unaudited) — (continued)

    The following table represents the Fund's objectives for using derivative instruments for the period ended March 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts
SA Wellington Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
Note 3 — Repurchase Agreements
As of March 31, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	48.93%	$4,875,000
SA Wellington Government and Quality Bond Portfolio	10.34	1,030,000
SA Wellington Strategic Multi-Asset Portfolio	7.08	705,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $9,963,000, a repurchase price of $9,968,878, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	05/31/2027	$10,628,000	$10,178,080
As of March 31, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	49.05%	$4,905,000
SA Wellington Government and Quality Bond Portfolio	10.50	1,050,000
SA Wellington Strategic Multi-Asset Portfolio	7.15	715,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $10,000,000, a repurchase price of $10,005,900, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.00%	11/15/2042	$10,664,000	$10,212,328
As of March 31, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	48.95%	$4,895,000
SA Wellington Government and Quality Bond Portfolio	10.35	1,035,000
SA Wellington Strategic Multi-Asset Portfolio	7.05	705,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2024 — (unaudited) — (continued)

BNP Paribas SA, dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $10,000,000, a repurchase price of $10,005,900, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	06/30/2027	$11,542,300	$10,222,698
As of March 31, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	48.93%	$4,875,000
SA Wellington Government and Quality Bond Portfolio	10.34	1,030,000
SA Wellington Strategic Multi-Asset Portfolio	7.08	705,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated March 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $9,964,000, a repurchase price of $9,969,879, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	07/31/2027	$10,707,000	$10,228,631
As of March 31, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	48.93%	$4,875,000
SA Wellington Government and Quality Bond Portfolio	10.34	1,030,000
SA Wellington Strategic Multi-Asset Portfolio	7.08	705,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated March 28, 2024, bearing interest at a rate of 5.30% per annum, with a principal amount of $9,963,000, a repurchase price of $9,968,867, and a maturity date of April 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	01/15/2027	$10,195,000	$10,171,978
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.